U. S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C.

                                  FORM 10-QSB

[X]  QUARTERLY REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES
                    EXCHANGE ACT OF 1934

     FOR THE QUARTERLY PERIOD ENDED MARCH 31, 1996

                                       OR

[  ] TRANSITION REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES
                    EXCHANGE ACT OF 1934

     for the transition period from          to
                                    --------    ---------

     Commission File No. 0-25386

                        FRONTIER OIL EXPLORATION COMPANY
       (Exact name of small business issuer as specified in its charter)

          NEVADA                                 87-0504461
     (State or other jurisdiction of           (IRS Employer
     incorporation or organization)          Identification No.)

                         3006 Highland Drive, Suite 206
                          Salt Lake City, Utah  84106
                    (Address of principal executive offices)

                                 (801) 486-5555
                          (Issuer's telephone number)
                                      NONE
                 (Former name, former address and former fiscal
                      year, if changed since last report.)

Check whether the issuer (1) filed all reports required to be filed by Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No
                                                                     ----


State the number of shares outstanding of each of the issuer's class of common equity, as of the latest practicable date: 8,702,096 shares of $.001 par value common stock outstanding as of May 13, 1996.

Transitional Small Business Disclosure Format:  Yes         No X
                                                    ----



               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
                                     INDEX


                                                             Page
                                                            Number

PART I.  Financial Information

  Item 1. - Financial Statements

Consolidated Balance Sheet (unaudited)                        3

Consolidated Statement of Operations (unaudited)              5
Consolidated Statement of Cash Flows (unaudited)              6

Notes to Consolidated Financial Statements (unaudited)        7

Item 2. - Management's Discussion and Analysis of  Financial
Condition and Results of Operations                           9

PART II.  Other Information                                  13

Signatures                                                   14



               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEET
                                  (Unaudited)


ASSETS
                                          March 31, 1996
                                          ---------------

Current assets:
Cash and cash equivalents                 $   559,171
Cash-restricted                               300,000
Receivables:
 Accrued oil sales                            283,713
 Due from joint interest owners               125,888
Inventory                                      14,634
Other current assets                           74,943
                                          -----------

  Total current assets                      1,358,349
                                          -----------


Property and equipment, at cost:
Oil and gas properties (successful
efforts method):
 Proved                                     6,138,853
 Unproved                                   1,715,523
Other property and equipment                1,698,747
                                          -----------
                                            9,553,123
Less accumulated depreciation,
depletion and amortization                   (993,151)
                                          ------------

                                            8,559,972
                                          ------------
Other assets:
Certificates of deposit                       217,400
Loan origination and organizational
 costs, net of accumulated
 amortization of $110,975                      12,752
                                          -----------

  Total other assets                          230,152
                                          -----------


TOTAL ASSETS                              $10,148,473
                                          ===========

                                 - Continued -


                  The accompanying notes are an integral part
                   of the consolidated financial statements.

               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEET
                                  (Unaudited)
                                 - Continued -

LIABILITIES AND STOCKHOLDERS' EQUITY
                                         March 31, 1996
                                         --------------

Current liabilities:
Accounts payable                         $    361,579
Accounts payable - related parties             35,551
Accrued liabilities                           382,103
Current portion of long-term debt             180,062
                                         ------------

 Total current liabilities                    959,295

Long-term debt                              3,438,691
                                          ------------

 Total liabilities                          4,397,986
                                          ------------

Stockholders' equity:
Preferred stock, $.001 par value,
 5,000,000 shares authorized,
 17,500 shares issued and
 outstanding, $17,500 liquidation
 preference                                        18
Common stock, $.001 par value,
 20,000,000 shares authorized,
 8,460,485 shares issued and
 outstanding                                    8,460
Additional paid-in capital                 10,664,681
Stock subscription receivable                 (90,000)
Accumulated deficit                        (4,832,672)
                                         -------------

 Total stockholders' equity                 5,750,487
                                          ------------

TOTAL LIABILITIES AND STOCKHOLDERS'
EQUITY                                   $ 10,148,473
                                         ============

                  The accompanying notes are an integral part
                   of the consolidated financial statements.

               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENT OF OPERATIONS
                                  (Unaudited)

                              For the three months
                                      ended
                                   March 31,
                            ------------------------

                               1996          1995
                            -----------   -----------

Revenues:
Oil sales                    $504,933      $515,794
Drilling revenue                  475         4,749
Prospect sales                      0        60,000
                            ---------     ---------

 Total revenues               505,408       580,543
                            ---------     ---------

Operating costs and
expenses:
Production taxes               31,948        73,181
Production and operating
 expenses                     293,243       264,749
Drilling expenses              24,270        11,623
Depreciation, depletion
and amortization              138,286       106,161
Exploration costs             188,860        93,936
General and
administrative                365,859       275,977
                            ----------    ---------

 Total operating costs
 and expenses               1,042,466       825,627
                            ----------    ---------


Operating loss               (537,058)     (245,084)
                            -----------   ----------


Other income (expense):
Interest and other
 income                        35,640        10,222
Interest expense             (81,519)      (110,795)
Minority interest:  Non-
 cash dividends on FX
 Producing preferred
 stock                              0       (54,686)
                            ----------    ----------

 Total other expense          (45,879)     (155,259)
                            -----------   -----------


Net loss                    $(582,937)    $(400,343)
                            ==========    ==========

Net loss per common
 share                       ($0.07)        ($0.14)
                            ========      =========

Weighted average number
 of shares outstanding      8,086,025     2,810,976
                            =========     ==========

                  The accompanying notes are an integral part
                   of the consolidated financial statements.
               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                  (Unaudited)

                               For the three months ended
                                        March 31,
                               ---------------------------

                                   1996           1995
                               -------------  ------------

CASH FLOWS FROM OPERATING
ACTIVITIES:
Net loss                       $(582,937)     $(400,343)
Adjustments to reconcile
 net loss to net cash used
 in operating activities:
 Depreciation, depletion
 and amortization               138,286         120,309
 Minority interest: Non-
 cash dividends on FX
 Producing preferred stock            0          54,686
 Common stock issued for
 services                       113,750          14,000
 Increase (decrease) from
 changes in:
 Receivables                    (23,437)       (203,650)
 Inventory                        1,317           1,150
 Other current assets           (42,849)        (16,487)
 Accounts payable and
  accrued liabilities          (351,136)        366,673
                               ----------     ---------

  Net cash used in
  operating activities          (747,006)       (63,662)
                               ----------     ----------


CASH FLOWS FROM INVESTING
ACTIVITIES:
Additions to oil and gas
properties                      (89,032)        (56,727)
Additions to other property
and equipment                   (58,183)         (3,448)
Additions to other assets             0         (67,199)
Proceeds from sale of
 interest in unproved
 property                       100,000               0
                               ---------      ---------
  Net cash used in
  investing activities          (47,215)       (127,374)
                               ---------      ---------


CASH FLOWS FROM FINANCING
ACTIVITIES:
Repayment of long-term debt     (83,389)        (78,287)
Proceeds from issuance of
 FX Producing convertible
 preferred stock                      0         111,000
Proceeds from issuance of
 common stock, net of
 offering costs                  993,060        394,932
                               ---------      ---------

  Net cash provided by
  financing activities           909,671        427,645
                               ---------      ---------


Increase in cash and cash
equivalents                     115,450         236,609

Cash and cash equivalents
 at beginning of period          743,721        288,872
                               ---------      ---------


Cash and cash equivalents
 (including restricted cash
 of $300,000 as of March
 31, 1996) at end of period    $ 859,171      $ 525,481
                               =========      =========

                  The accompanying notes are an integral part
                   of the consolidated financial statements.

               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1:   BASIS OF PRESENTATION

     The interim financial data are unaudited; however, in the opinion of the management of Frontier Oil Exploration Company and Subsidiaries ("Frontier" or the "Company"), the interim data include all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for the interim periods. The financial statements should be read in conjunction with Frontier's audited consolidated financial statements as of December 31, 1995, and notes thereto included in its Form 10-KSB.

     The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. At March 31, 1996, the Company owned 100% of the voting common stock of its subsidiaries, including FX Producing Company, Inc. ("FX Producing").

     Effective January 1, 1996 the Company adopted Statement of Financial Accounting Standards (SFAS) No. 123, Accounting for Stock-Based Compensation. The Company has elected to continue to apply the current stock based compensation methods pursuant to APB 25 and to furnish the additional disclosures required by SFAS No. 123. The Company also adopted, as of January 1, 1996, SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets To Be Disposed Of. The adoption of SFAS No. 121 had no impact on the Company's financial statements.

NOTE 2:   CASH - RESTRICTED

     In accordance with an amendment to the Company's bank loan agreement in the first quarter of 1996, the Company is required to purchase a certificate of deposit in the amount of $300,000 in lieu of making its normal principal reduction payments of $25,000 per month for the period from March 1 to September 30, 1996. The certificate of deposit was purchased in April 1996 and matures on November 1, 1996. The certificate of deposit is pledged as collateral to the bank note through its maturity date of November 1, 1996.

NOTE 3:   INCOME TAXES

     The Company recognized no income tax benefit from the losses generated in 1996 and 1995.

NOTE 4:   COMMON STOCK

     During the quarter ended March 31, 1996, the Company sold 359,893 shares (of which 30,000 were subscribed at March 31, 1996) of common stock at $3.00 per share resulting in net proceeds to the Company of $1,031,281, of which $90,000 was received in April 1996.

     During the three months ended March 31, 1996, the following transactions in the Company's common stock also occurred:

 .  sold 12,500 shares of common stock for $25,000
 .  holders of preferred stock converted 120,000 shares into 120,000 shares of common stock
 .  46,000 shares, valued at $113,750, were issued for services rendered
 . 1,093 shares, valued at $2,186, were exchanged for an interest in oil properties

     In connection with the purchase of the Companys' producing oil properties and well servicing equipment in 1994, the Company agreed to issue to the former owners up to 400,000 shares of Company common stock in semi-annual increments of 50,000 shares each beginning October 1, 1994 on the attainment of certain levels of oil production from the properties acquired. Production levels as of April 1, 1996, had not attained required levels and thus 200,000 shares which might have been issued through April 1, 1996, had not been issued. Accordingly, the number of shares which may be issued in the future has been reduced to 200,000 shares.

NOTE 5: LONG-TERM DEBT

     The Company's bank loan agreement was amended in 1995. As part of that amendment, principal reductions of $25,000 per month were suspended for the period from March 1 through September 30, 1996 resulting in a decrease in the current portion of long-term debt as of March 31, 1996. On May 13, 1996 the bank amended the loan agreement to extend the maturity date of the note to October 1, 1997.

NOTE 6: STOCK OPTIONS AND WARRANTS

     During the quarter ended March 31, 1996, 22,004 warrants were exercised for cash proceeds of $26,407. No warrants or options were issued during the quarter.

NOTE 7:  SUBSEQUENT EVENTS

     During April and May 1996 the Company sold 156,111 shares of common stock at an offering price of $4.50, resulting in net proceeds of approximately $680,000.

     On May 3, 1996, the Company entered into an agreement with RWE-DEA Aktiengesellschaft fur Mineraloel und Chemie, Hamburg, Germany ("RWE-DEA"), which provides for joint operations on the Company's approximately 2.4 million acre on-shore Baltic Platform concession area in northern Poland.

     This agreement grants to RWE-DEA the right to earn a 50% interest in the concession area by paying the Company $250,000 in cash as of reimbursement of cost incurred to date, paying up to $1,000,000 (plus 10% contingency) for a seismic survey now being initiated on the Gladysze and two other structures within the concession area, and bearing up to $1,000,000 (plus 10% contingency) of the cost of an exploratory well scheduled for the last half of 1996 at a
location to be designated by RWE-DEA.   Should the costs of the planned seismic
or drilling of the first exploratory well in 1996 exceed the amounts RWE-DEA is obligated to pay, the Company will be required to pay 50% of the excess. In order to obtain necessary funds, the Company may have to seek amounts of additional equity, or funding through an industry-formed drilling and development group. The Company is designated as the operator of all joint operations.
     The agreement with RWE-DEA is subject to approval by the Polish authorities. Based on informal discussions between the Company, RWE-DEA, and the Polish authorities, the Company expects that such approval will be obtained. If such required approval is not obtained, the Company is required to return the initial $250,000 cash payment and reimburse all of RWE-DEA's direct expenditures.

               FRONTIER OIL EXPLORATION COMPANY AND SUBSIDIARIES
          MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                           AND RESULTS OF OPERATIONS


FINANCIAL CONDITION

     Working Capital.

     The Company had working capital of $399,054 at March 31, 1996. For the three months ended March 31, 1996, net cash of $747,006 was used in operating activities compared to $63,662 in the same period of 1995 primarily as result of using proceeds from the sale of common stock to pay accounts payable and accrued liabilities. In order to meet its capital requirements, the Company will need funds in addition to cash flows from operations and thus will continue to rely on its ability to raise funds through exploration groups formed with others, the sale of securities, bank loans, or the sale of interests in one or more project.

     Financing Activities.

     During the first three months of 1996, the Company sold 372,393 shares of common stock resulting in net proceeds to the Company of $1,056,653, of which $90,000 was received in April 1996. During the same period 22,004 warrants were exercised resulting in proceeds to the Company of $26,407. In the first quarter of 1995, the Company received $394,932 in net proceeds from sale of common stock and $111,000 from issuance of FX Producing convertible preferred stock.

     In April and May 1996 the Company sold 156,111 shares of common stock resulting in net proceeds of approximately $680,000 and received $120,000 from the exercise of 80,000 options to purchase common stock.

     In the first quarter of 1996, the Company made principal payments of $83,389 on its long-term debt as compared to $78,287 in the same period of 1995.

     The Company continues to investigate the availability of additional sources of equity, third-party debt or similar financing for development of its producing properties, exploration activities and ongoing operations.

     Investing Activities.

     During the first three months of 1996, the Company expended $89,032, primarily on its Montana oil properties, and $58,183 on well servicing equipment as compared to $56,727 on its Montana oil properties and $3,448 on well servicing equipment in the same period of 1995. The increased expenditures in 1996 were primarily attributable to the Companys' infill drilling program on its Montana properties.

     In the quarter ended March 31, 1996, the Company sold an interest in unproved property for $100,000 which was recorded as a recovery of capitalized cost.

     On May 3, 1996, the Company entered into an agreement with RWE-DEA Aktiengesellschaft fur Mineraloel und Chemie, Hamburg, Germany ("RWE-DEA"), which provides for joint operations on the Company's approximately 2.4 million acre on-shore Baltic Platform concession area in northern Poland.

     This agreement grants to RWE-DEA the right to earn a 50% interest in the concession area by paying the Company $250,000 in cash as of reimbursement of cost incurred to date, paying up to $1,000,000 (plus 10% contingency) for a seismic survey now being initiated on the Gladysze and two other structures within the concession area, and bearing up to $1,000,000 (plus 10% contingency) of the cost of an exploratory well scheduled for the last half of 1996 at a
location to be designated by RWE-DEA.   Should the costs of the planned seismic
or drilling of the first exploratory well in 1996 exceed the amounts RWE-DEA is obligated to pay, the Company will be required to pay 50% of the excess. In order to obtain necessary funds, the Company may have to seek amounts of additional equity, or funding through an industry-formed drilling and development group. The Company is designated as the operator of all joint operations.

     The agreement with RWE-DEA is subject to approval by the Polish authorities. Based on informal discussions between the Company, RWE-DEA, and the Polish authorities, the Company expects that such approval will be obtained. If such required approval is not obtained, the Company is required to return the initial $250,000 cash payment and reimburse all of RWE-DEA's direct expenditures.

     The Company has initiated pre-drilling seismic work in the second quarter of 1996 on its on-shore Baltic Platform concession in Poland and believes that the planned seismic work will be completed in time to initiate test drilling in the third quarter of 1996.

     Unproved oil and gas properties include property acquisition costs attributable to various individual exploration prospects. The Company's capitalized costs of unproved properties are concentrated in two main prospects, namely Lake Valley and Poland. In accordance with generally accepted accounting principles, should the Company determine that the prospects' capitalized costs are not recoverable following unsuccessful exploration drilling or otherwise, the Company would record an impairment charge which may materially and adversely affect the Company's results of operations for the period during which such impairment is recognized.
     Upon verification that the 1995 infill drilling program on its Montana properties is increasing production as anticipated, the Company plans to continue with that program in 1996 with the goal of generating revenue sufficient to meet the Company's future ongoing operating requirements, excluding discretionary exploration and development expenditures. Further debt or equity financing will be necessary for continuation of the planned development of the Montana properties in 1996.

     Additional exploration in the U.S. Rocky Mountain area will be pursued as funding permits.

RESULTS OF OPERATIONS

     Comparison of First Quarter 1996 to First Quarter 1995

     Oil revenues decreased 2% in the first quarter of 1996 as compared to the same quarter of 1995. The decrease was due to a decrease in production of 2,628 barrels to 31,598 for the first quarter 1996, compared to 34,226 for the same quarter in 1995. The decrease in production was offset by an average increase of approximately $1.06 per barrel in the price of oil sold during the first quarter 1996 as compared to the first quarter 1995. The average price for crude oil from the Southwest Cut Bank Sand Unit during the first quarter of 1996 was $16.49 per barrel, compared to $15.11 during the same quarter of 1995, an increase of 9%.

     Drilling revenues were not significant in the first quarter of 1996 or 1995 as no drilling was performed by the Company's drilling rig during the periods.

     In the first quarter of 1995 the Company sold an interest in undeveloped acreage and recognized revenues of $60,000 related to the sale. During the first quarter of 1996, the Company sold an interest in an unproved property for $100,000. However, the proceeds from the 1996 sale were treated as a recovery of costs of the overall project and accordingly no revenues were recorded.

     Production taxes decreased $41,233 to $31,948 in the first quarter of 1996 as compared to $73,181 in the same quarter of 1995. The decrease was primarily due to an exemption, effective July 1, 1995, for certain stripper well production affecting most of the Company's Montana production. Effective January 1, 1996, another production tax of approximately 5.5% was eliminated on most of the Montana production. The elimination of these two production taxes will continue in the future.

     Production and operating expenses in the first quarter of 1996 increased $28,494 over the same period in 1995. Factors which contributed to the increase were record cold weather conditions in the first quarter of 1996 resulting in increased costs as compared to the same period in 1995 and a continuation of concerted efforts to perform increased maintenance on the Southwest Cut Bank Sand Unit in conjunction with the Company's overall plan to enhance production of the field.

     Drilling expenses were minimal during the first quarters of 1996 and 1995 as no drilling projects were in process during the respective quarters.
Drilling expenses during the quarters relate to maintenance and carrying costs associated with the Company's drilling rig which may vary from period to period.

     Depreciation, depletion and amortization increased $32,125 to $138,286 in the first quarter 1996, and compared to $106,161 in the first quarter of 1995. The increase is primarily attributable to two items, an increase in capitalized oil and gas property costs of approximately $1,260,000 as of March 31, 1996 as compared to March 31, 1995 and a reduction of total proved reserves used to calculate depreciation, depletion, and amortization for the quarter ended March 31, 1996 compared to the quarter ended March 31, 1995.

     Exploration costs increased $94,924 in the first quarter of 1996 as compared to the same period of 1995, primarily attributable to the Company's continued exploration efforts in Poland.

     General and administrative expenses were $365,859 in the first quarter of 1996 as compared to $275,977 in the same quarter of 1995, an increase of $89,882. The increase is due to additional administrative requirements of the Company in 1996 due to expansion of the Company's activities after its' public offering and becoming a reporting company in late 1995.

     Interest and other income increased in the first quarter of 1996 as compared to 1995 primarily due to increased interest income due to an increase in average cash on hand during 1996 and a one time distribution from an old partnership interest of $15,416.

     Interest expense decreased $29,276 to $81,519 for the quarter ended March 31, 1996 as compared to $110,795 for the quarter ended March 31, 1995. The decrease is primarily due to a decrease in the average outstanding balance of the Company's long-term debt for the first quarter of 1996 as compared to the same quarter of 1995.

     During the quarter ended March 31, 1995 the Company paid non-cash (stock) dividends of $54,686 on preferred stock of its oil-producing subsidiary, FX Producing. All preferred shares of FX Producing had been converted into common stock of the Company as of December 31, 1995 and accordingly there was no dividend payment on the preferred stock in the first quarter of 1996 nor will there be in the future.

                                    PART II
                    ITEM 6. EXHIBITS AND REPORTS ON FORM 8-K


(A)  EXHIBITS

     None.

(B)  REPORTS ON FORM 8-K.

     None.



SIGNATURES

In accordance with the requirements of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              FRONTIER OIL EXPLORATION COMPANY
                              (Registrant)



Date:  May 13, 1996          By:/s/ David   N.   Pierce, Chief Executive
                                Officer, President, Chief Financial
                                Officer and Director